INCOME TAXES - Schedule of United States and foreign Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United States and foreign income (loss) before income taxes
United States	$ (3,454)	$ (961)	$ (13,225)
Foreign	(515)	(1,573)	(12,233)
Loss before income taxes	$ (2,939)	$ (2,534)	$ (25,458)